SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                              March 8, 2005


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

            Re:   AllianceBernstein Blended Style Series, Inc.
                  File Nos. 333-87002 and 811-21081
                  ---------------------------------------------

Ladies and Gentlemen:

On behalf of AllianceBernstein Blended Style Series, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Fund that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on February 28, 2005.


                              /s/ Anthony Tu-Sekine
                              ------------------------------
                                  Anthony Tu-Sekine

00250.0157 #553546